Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 133	$ 164	$ 15
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion	702	640	615
Bad debts expense	107	95	89
Stock-based compensation expense	41	37	30
Deferred income taxes, net	(4)	(3)	(365)
Equity in earnings of unconsolidated entities	(166)	(159)	(137)
Distributions from unconsolidated entities	161	152	136
Loss on impairment of goodwill	0	0	370
(Gain) loss on asset disposals, net	19	10	17
(Gain) loss on sale of business and other exit costs, net	(1)	0	(1)
(Gain) loss on license sales and exchanges, net	0	(18)	(22)
Other operating activities	4	3	2
Changes in assets and liabilities from operations
Accounts receivable	(46)	(39)	(68)
Equipment installment plans receivable	(97)	(149)	(261)
Inventory	(20)	(4)	0
Accounts payable	(69)	3	(14)
Customer deposits and deferred revenues	(8)	7	(3)
Accrued taxes	(23)	(39)	26
Other assets and liabilities	(9)	9	40
Net cash provided by operating activities	724	709	469
Cash flows from investing activities
Cash paid for additions to property, plant and equipment	(650)	(512)	(465)
Cash paid for licenses	(266)	(8)	(189)
Cash received from investments	29	50	0
Cash paid for investments	(11)	(17)	(50)
Cash received from divestitures and exchanges	41	24	21
Other investing activities	(7)	(1)	0
Net cash used in investing activities	(864)	(464)	(683)
Cash flows from financing activities
Repayment of long-term debt	(116)	(19)	(14)
Common shares reissued for benefit plans, net of tax payments	(9)	18	1
Repurchase of Common Shares	(21)	0	0
Distributions to noncontrolling interests	(4)	(6)	(4)
Other financing activities	(2)	(7)	(3)
Net cash used in financing activities	(152)	(14)	(20)
Net increase (decrease) in cash, cash equivalents and restricted cash	(292)	231	(234)
Cash, cash equivalents and restricted cash
Beginning of period	583	352	586
End of period	$ 291	$ 583	$ 352